Consolidated Statements of Equity - USD ($) $ in Millions	Total	Common Stock	Additional Paid-in Capital	Retained Earnings	Accumulated Other Comprehensive Income (Loss)	Total Metropolitan Life Insurance Company Stockholder's Equity	Noncontrolling Interests
Beginning Balance at Dec. 31, 2012	$ 27,446	$ 5	$ 14,510	$ 8,631	$ 4,008	$ 27,154	$ 292
Capital contributions from MetLife, Inc.	3		3			3
Excess tax benefits related to stock-based compensation	2		2			2
Dividends paid to MetLife, Inc.	(1,428)			(1,428)		(1,428)
Dividend of subsidiary	0
Change in equity of noncontrolling interests	(35)					0	(35)
Net income (loss)	2,142			2,149		2,149	(7)
Other comprehensive income (loss), net of income tax	(1,850)				(1,850)	(1,850)
Ending Balance at Dec. 31, 2013	26,280	5	14,515	9,352	2,158	26,030	250
Capital contributions from MetLife, Inc.	4		4			4
Returns of capital	(76)		(76)			(76)
Excess tax benefits related to stock-based compensation	5		5			5
Dividends paid to MetLife, Inc.	(708)			(708)		(708)
Dividend of subsidiary	(35)			(35)		(35)
Change in equity of noncontrolling interests	147					0	147
Net income (loss)	3,856			3,861		3,861	(5)
Other comprehensive income (loss), net of income tax	2,876				2,876	2,876
Ending Balance at Dec. 31, 2014	32,349	5	14,448	12,470	5,034	31,957	392
Capital contributions from MetLife, Inc.	4		4			4
Returns of capital	(11)		(11)			(11)
Excess tax benefits related to stock-based compensation	3		3			3
Dividends paid to MetLife, Inc.	(1,489)			(1,489)		(1,489)
Dividend of subsidiary	0
Change in equity of noncontrolling interests	(20)					0	(20)
Net income (loss)	2,757			2,757		2,757
Other comprehensive income (loss), net of income tax	(2,349)				(2,349)	(2,349)
Ending Balance at Dec. 31, 2015	$ 31,244	$ 5	$ 14,444	$ 13,738	$ 2,685	$ 30,872	$ 372